UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE SMALL CAP

GROWTH FUND

FORM N-Q

JULY 31, 2011

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 13.1%
Hotels, Restaurants & Leisure - 4.1%
Bally Technologies Inc.	465,510	$18,355,059	*
Penn National Gaming Inc.	377,380	15,823,544	*

Total Hotels, Restaurants & Leisure		34,178,603

Media - 1.6%
Lions Gate Entertainment Corp.	1,853,480	13,159,708	*

Specialty Retail - 7.4%
Advance Auto Parts Inc.	197,370	10,849,429
Hibbett Sports Inc.	396,330	15,551,989	*
Jos. A. Bank Clothiers Inc.	272,692	13,991,826	*
Lumber Liquidators Holdings Inc.	499,882	7,853,146	*
Stage Stores Inc.	354,920	6,317,576
Urban Outfitters Inc.	247,020	8,038,031	*

Total Specialty Retail		62,601,997

TOTAL CONSUMER DISCRETIONARY		109,940,308

CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.4%
Casey’s General Stores Inc.	259,049	11,657,205

ENERGY - 5.1%
Energy Equipment & Services - 3.5%
Lufkin Industries Inc.	162,820	13,266,574
Oceaneering International Inc.	374,540	16,180,128

Total Energy Equipment & Services		29,446,702

Oil, Gas & Consumable Fuels - 1.6%
Comstock Resources Inc.	354,710	11,315,249	*
GMX Resources Inc.	443,038	2,148,734	*

Total Oil, Gas & Consumable Fuels		13,463,983

TOTAL ENERGY		42,910,685

FINANCIALS - 8.7%
Capital Markets - 4.0%
Affiliated Managers Group Inc.	163,555	17,063,693	*
Duff & Phelps Corp., Class A Shares	546,580	6,225,546
Financial Engines Inc.	336,640	7,998,567	*
WisdomTree Investments Inc.	346,510	2,737,429	*

Total Capital Markets		34,025,235

Commercial Banks - 2.3%
Old National Bancorp	770,910	7,863,282
SVB Financial Group	186,710	11,393,044	*

Total Commercial Banks		19,256,326

Diversified Financial Services - 1.0%
Primus Guaranty Ltd.	1,386,334	8,747,767	*

Real Estate Management & Development - 1.4%
Jones Lang LaSalle Inc.	133,890	11,396,717

TOTAL FINANCIALS		73,426,045

HEALTH CARE - 16.6%
Biotechnology - 3.9%
Acorda Therapeutics Inc.	393,464	11,174,378	*
ARIAD Pharmaceuticals Inc.	393,090	4,673,840	*
Regeneron Pharmaceuticals Inc.	263,820	13,998,289	*
Vanda Pharmaceuticals Inc.	386,056	2,771,882	*

Total Biotechnology		32,618,389

Health Care Equipment & Supplies - 2.2%
Conceptus Inc.	296,380	3,375,768	*
Integra LifeSciences Holdings Corp.	270,396	12,186,748	*
Volcano Corp.	87,840	2,759,054	*

Total Health Care Equipment & Supplies		18,321,570

Health Care Providers & Services - 5.1%
Accretive Health Inc.	221,420	6,651,457	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Health Care Providers & Services - continued
Hanger Orthopedic Group Inc.	354,783	$7,453,991	*
Mednax Inc.	265,932	18,125,925	*
Owens & Minor Inc.	351,210	10,711,905

Total Health Care Providers & Services		42,943,278

Health Care Technology - 1.4%
athenahealth Inc.	208,010	12,228,908	*

Life Sciences Tools & Services - 2.8%
Luminex Corp.	371,080	7,551,478	*
Mettler-Toledo International Inc.	102,110	15,807,649	*

Total Life Sciences Tools & Services		23,359,127

Pharmaceuticals - 1.2%
Auxilium Pharmaceuticals Inc.	515,730	9,664,780	*
Endocyte Inc.	55,400	738,482	*

Total Pharmaceuticals		10,403,262

TOTAL HEALTH CARE		139,874,534

INDUSTRIALS - 12.7%
Aerospace & Defense - 1.7%
Orbital Sciences Corp.	839,983	14,548,505	*

Commercial Services & Supplies - 1.4%
Copart Inc.	171,650	7,458,192	*
Corrections Corporation of America	209,110	4,487,501	*

Total Commercial Services & Supplies		11,945,693

Construction & Engineering - 1.4%
Quanta Services Inc.	625,440	11,583,149	*

Electrical Equipment - 0.2%
A123 Systems Inc.	372,436	1,910,597	*

Machinery - 4.7%
Chart Industries Inc.	136,100	7,221,466	*
IDEX Corp.	553,330	22,952,129
Tennant Co.	219,430	9,393,798

Total Machinery		39,567,393

Trading Companies & Distributors - 3.3%
MSC Industrial Direct Co. Inc., Class A Shares	297,100	18,354,838
United Rentals Inc.	387,870	8,924,889	*

Total Trading Companies & Distributors		27,279,727

TOTAL INDUSTRIALS		106,835,064

INFORMATION TECHNOLOGY - 32.3%
Communications Equipment - 0.8%
Comverse Technology Inc.	933,630	7,002,225	*

Computers & Peripherals - 0.9%
Fusion-io Inc.	91,325	2,704,134	*
OCZ Technology Group Inc.	607,020	4,558,720	*

Total Computers & Peripherals		7,262,854

Electronic Equipment, Instruments & Components - 1.0%
Elster Group SE, ADR	499,700	8,484,906	*

Internet Software & Services - 10.7%
comScore Inc.	353,658	7,713,281	*
Cornerstone OnDemand Inc.	235,710	3,865,644	*
Dice Holdings Inc.	390,810	5,389,270	*
Digital River Inc.	342,120	8,724,060	*
Limelight Networks Inc.	450,770	1,857,172	*
LivePerson Inc.	583,390	7,181,531	*
Mercadolibre Inc.	227,577	18,074,165
Monster Worldwide Inc.	1,131,460	13,283,340	*
Taleo Corp., Class A Shares	637,505	21,101,416	*
XO Group Inc.	328,420	3,070,727	*

Total Internet Software & Services		90,260,606

IT Services - 0.8%
ServiceSource International Inc.	353,267	6,591,962	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.1%
Cymer Inc.	245,800	$10,822,574	*
Integrated Device Technology Inc.	1,004,100	6,868,044	*
LSI Corp.	1,733,512	12,758,648	*
Novellus Systems Inc.	134,050	4,160,912	*

Total Semiconductors & Semiconductor Equipment		34,610,178

Software - 14.0%
Aspen Technology Inc.	770,590	11,944,145	*
Blackboard Inc.	291,560	12,700,353	*
Fortinet Inc.	558,300	11,344,656	*
Longtop Financial Technologies Ltd., ADR	312,570	2,344,275	*(a)
MICROS Systems Inc.	276,344	13,532,566	*
Monotype Imaging Holdings Inc.	318,490	4,363,313	*
Radiant Systems Inc.	657,120	18,524,213	*
Solarwinds Inc.	549,700	11,824,047	*
Sourcefire Inc.	690,988	16,984,485	*
Verint Systems Inc.	418,895	14,250,808	*

Total Software		117,812,861

TOTAL INFORMATION TECHNOLOGY		272,025,592

MATERIALS - 5.8%
Chemicals - 4.4%
Rockwood Holdings Inc.	389,314	23,541,818	*
Senomyx Inc.	621,950	3,246,579	*
Solutia Inc.	477,910	10,246,390	*

Total Chemicals		37,034,787

Metals & Mining - 1.4%
Compass Minerals International Inc.	144,516	11,379,190

TOTAL MATERIALS		48,413,977

TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
SBA Communications Corp., Class A Shares	472,410	18,031,890	*

UTILITIES - 2.0%
Electric Utilities - 2.0%
ITC Holdings Corp.	244,080	17,149,061

TOTAL INVESTMENTS - 99.9% (Cost - $665,008,254#)		840,264,361
Other Assets in Excess of Liabilities - 0.1%		1,226,808

TOTAL NET ASSETS - 100.0%		$841,491,169

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks:†
Information technology	$269,681,317	$2,344,275	—	$272,025,592
Other common stocks	568,238,769	—	—	568,238,769

Total investments	$837,920,086	$2,344,275	—	$840,264,361

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding

Notes to Schedule of Investments (unaudited) (continued)

period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$246,381,805
Gross unrealized depreciation	(71,125,698)

Net unrealized appreciation	$175,256,107

During the period ended July 31, 2011, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding October 31, 2010	1,545	$220,600
Options written	3,801	364,691
Options closed	—	—
Options exercised	(2,142)	(260,001)
Options expired	(3,204)	(325,290)

Written options, outstanding July 31, 2011	—	—

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2011, the Fund did not have any derivative instruments outstanding.

During the period ended July 31, 2011, the volume of derivative activity for the Fund was as follows:

Notes to Schedule of Investments (unaudited) (continued)

Average Market Value
Written options†	$57,634

†	At July 31, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 22, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 22, 2011